RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2020
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 8:-RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2020	December 31, 2019
	Unaudited

Trade payables (a)	$0	$104

Related parties' expenses:

	Six months ended June 30,
	2020	2019
	Unaudited

Amounts charged to:

Research and development expenses (a)	$0	$99

(a)

For the six-month period ended June 30, 2019, the Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies. Since January 1, 2020, such party is not considered related party anymore.